Supplement dated October 31, 2014
to the Statement of Additional Information (the "SAI"), dated October 1, 2014, for the following funds:
Fund
Columbia Funds Series Trust
Columbia Capital Allocation Moderate Aggressive Portfolio
Columbia Capital Allocation Moderate Conservative Portfolio
Columbia LifeGoal® Growth Portfolio
Columbia Select Large Cap Equity Fund
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio
Columbia Capital Allocation Conservative Portfolio
Columbia Capital Allocation Moderate Portfolio
Effective October 31, 2014 (the Effective Date), Melda Mergen will no longer be a portfolio manager of Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Conservative Portfolio or Columbia Capital Allocation Moderate Portfolio. Accordingly, on the Effective Date, all references to Ms. Mergen as a portfolio manager for these Funds contained in the SAI are deleted.
On the Effective Date, Ms. Mergen will be added as a portfolio manager of Columbia Select Large Cap Equity Fund. Accordingly, on the Effective Date, the information under the subsection The Investment Manager - Portfolio Managers in the Investment Management and Other Services section of the SAI for Columbia Select Large Cap Equity Fund has been superseded and replaced with the following:
		Other Accounts Managed (excluding the fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
Select Large Cap Equity Fund	Peter Santoro	1 RIC 1 PIV 13 other accounts	$487.96 million $100.99 million $265.30 million	None	$100,001- $500,000(a) $100,001- $500,000(b)	(2)	(11)
	Melda Mergen(m)	11 RICs 4 other accounts	$21.71 billion $1.15 million	None	$1- $10,000(a)
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(a)	Excludes any notional investments.
(b)	Notional investments through a deferred compensation account.
(m) The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of September 30, 2014. The reporting information includes information for funds that, effective October 31, 2014, the portfolio manager is no longer managing.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP915_00_009_(10/14)